Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	0.1437
Maximum Aggregate Offering Price	$ 2,155,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 330.01
Offering Note	(1) Represents 15,000,000 shares of common stock, par value $0.001 per share (the "Common Stock") of ECD Automotive Design, Inc. (the "Company") issuable pursuant to the Company's 2023 Equity Incentive Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (2) The proposed maximum offering price per Ordinary Share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on $0.14375 per share of Common Stock, the average of the high and low prices for the Company's Ordinary Shares as quoted on the Nasdaq Capital Market on August 27, 2025.